Share Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation [Line Items]
Unrecognized share-based compensation expense	$ 546				$ 121
Venkatachari [Member]
Share Based Compensation [Line Items]
Vested options	$ 0			$ 278	$ 257	$ 66
Options [Member]
Share Based Compensation [Line Items]
Weighted-average grant date fair value of options granted (in Dollars per share)	$ 3.9		$ 3.6	$ 3.6	$ 0.29	$ 0.4
Vesting dates of options					$ 257	$ 66